Debt (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Apr. 01, 2018	Dec. 31, 2017	Mar. 01, 2017
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 7,897	$ 7,361		$ 6,683
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(88)	(79)		(81)
Long-term Debt and Capital Lease Obligations, Current	(37)	(16)		(46)
Long-term Debt and Capital Lease Obligations	7,772	7,266		6,556
Senior secured term loan facility due 2026 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 2,619	3,119
Debt Instrument, Interest Rate, Stated Percentage	4.15%
Senior notes due 2024 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 1,000	$ 1,000		1,000
Debt Instrument, Interest Rate, Stated Percentage	4.25%	4.25%
Senior notes due 2025 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 900	$ 900		900
Debt Instrument, Interest Rate, Stated Percentage	4.625%	4.625%			4.625%
Senior notes due 2026 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 1,500	$ 1,500		0
Debt Instrument, Interest Rate, Stated Percentage	5.125%	5.125%	5.125%
Senior notes due 2027 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 600	$ 600		600
Debt Instrument, Interest Rate, Stated Percentage	4.875%	4.875%			4.875%
Senior notes due 2030 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 1,000	$ 0
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Senior secured term loan facility due 2023 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 3,119		3,929
Debt Instrument, Interest Rate, Stated Percentage		4.26%
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 260	$ 225		233
Debt, Weighted Average Interest Rate		6.43%
Long-term Debt, Weighted Average Interest Rate, at Point in Time	5.80%
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 18	$ 17		$ 21
Debt, Weighted Average Interest Rate		3.08%
Long-term Debt, Weighted Average Interest Rate, at Point in Time	3.08%